Amount Due to Director	2 Months Ended	3 Months Ended
	Feb. 28, 2017	Mar. 31, 2017
Amount Due To Director
Amount Due to Director

8. AMOUNT DUE TO DIRECTOR

As of February 28, 2017, the director of the Company advanced collectively $1,322 to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose. Imputed interest is considered insignificant

8. AMOUNT DUE TO DIRECTOR

As of March 31, 2017, the director of the Company advanced collectively $1,322 to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose. Imputed interest is considered insignificant